December 29, 2009

U.S. Securities and Exchange Commission 100 F Street, N.E. Washington, D.C. 20549

RE:

Dblaine Investment Trust, Registration Statement; file Nos. 333-162536 and 811-22340

Dear Commission Members:

Attached please find Pre-Effective Amendment No. 1 to the Registration Statement of the above-referenced investment company.  This Pre-Effective Amendment is being filed to respond to comments received from the Division of Investment Management staff and to include previously omitted information.  The responses to the staff's comments were also submitted via EDGAR correspondence and reviewed by the staff in advance of this filing.  On behalf of the Registrant, we  hereby request immediate acceleration of the effective date of this Amendment to the Registrant's Registration Statement or, in the alternative, acceleration to the earliest possible time on or before December 30, 2009.

The Registrant has authorized us to acknowledge on its behalf that:

1.

The Registrant is responsible for the adequacy and accuracy of the disclosure in the filing;

2.

Should the Commission or the staff, acting pursuant to delegated authority, declare the filing effective, it does not foreclose the Commission from taking any action with respect to the filing;

3.

The action of the Commission or the staff, acting pursuant to delegated authority in declaring the filing effective, does not relieve the Registrant from its full responsibility for the adequacy and accuracy for the disclosure in the filing; and

4.

The Registrant may not assert the action as a defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United States.

Should you have any questions, please contact Marc Collins at 513-352-6774.

Sincerely,

s/Thompson Hine, LLP